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                                                                 January 8, 1998

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                                              Evergreen Equity Trust
                                      (Keystone Growth and Income Fund (S-1))
                                       -Registration Statement on Form N-14
                                                   CIK 0000055624
                                               (File No. 333-41399)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus/Proxy Statement and Statement of Additional Information for Keystone Growth and Income (S-1) does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to Evergreen Equity Trust's Registration Statement on Form N-14. This Amendment was filed electronically on January 6, 1998.

         Any comments on this filing should be directed to me at (202) 775-8190.

                                                     Very truly yours,
                                                     /s/Robert N. Hickey
                                                     --------------------
                                                     Robert N. Hickey

Enclosures
cc:               Dorothy Bourassa, Esq.
                  T. Hal Clarke, Esq.